UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: CPH 0326
One Lincoln Street	100 Huntington Avenue, Tower 2, 3rd Floor
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Shares	Description	Fair Value

COMMON STOCKS — 52.9%
Bermuda — 0.5%
1,565,700	Jardine Strategic Holdings Ltd.	$42,790,581

China — 0.9%
15,826,640	Clear Media Ltd.	15,928,644
34,974,000	Digital China Holdings Ltd.	40,118,304
86,440,000	Springland International Holdings Ltd.	19,964,723

		76,011,671

France — 6.5%
1,126,402	Alten SA	65,380,097
4,688,008	Altran Technologies SA	62,868,496
21,354,005	Bolloré SA	99,718,162
1,800,044	Bureau Veritas SA	35,974,471
566,167	Danone SA	38,319,755
2,763,424	Engie SA	49,026,432
959,968	Eutelsat Communications SA	28,793,563
38,398	Financière de l’Odet SA	39,844,954
166,023	Financière Marc de Lacharrière SA	14,073,186
92,721	Robertet SA	22,470,490
61,071	Séché Environnement SA	1,924,698
395,086	Sodexo SA	38,702,477
633,035	Thales SA	47,537,391
347,052	Vinci SA	22,305,165

		566,939,337

Germany — 0.5%
457,632	Siemens AG	44,399,947

Hong Kong — 0.8%
4,311,807	Henderson Land Development Co. Ltd.	26,427,034
43,998,159	Hongkong & Shanghai Hotels Ltd.	49,050,534

		75,477,568

Japan — 7.4%
23,415,200	Astellas Pharma Inc.	332,594,333
1,578,900	Azbil Corp.	40,435,537
2,718,900	Benesse Holdings Inc.	78,288,606
2,065,000	Cosel Co., Ltd. (a)	18,539,483
944,700	Icom Inc. (a)	19,629,119
213,800	Medikit Co., Ltd.	6,502,261
1,913,000	Miura Co., Ltd.	27,043,177
187,100	Nitto Kohki Co., Ltd.	3,994,104
444,600	Okinawa Cellular Telephone Co.	12,131,753
262,500	Techno Medica Co., Ltd.	6,303,820
1,619,100	Toho Co., Ltd.	44,861,367
13,754,300	Yahoo Japan Corp.	55,898,341

		646,221,901

Malaysia — 1.2%
105,843,100	Genting Malaysia Berhad	107,975,493

South Africa — 0.5%
3,173,896	Net 1 U.E.P.S. Technologies Inc. (a)(b)	42,879,335

South Korea — 4.6%
875,192	Hyundai Mobis Co., Ltd.	182,653,096
616,442	Kangwon Land, Inc.	20,066,472

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Shares	Description	Fair Value

South Korea — 4.6% (continued)
185,478	Samsung Electronics Co., Ltd.	$198,059,269

		400,778,837

Switzerland — 3.1%
20,662	APG SGA SA	7,970,165
2,928,014	Nestlé SA	217,035,112
80,310	Schindler Holding AG	13,447,641
1,978,100	UBS Group AG	38,066,362

		276,519,280

Thailand — 0.2%
21,168,900	Thaicom PCL	16,959,248

United Kingdom — 2.5%
12,196,172	Antofagasta Plc	84,378,249
10,064,142	HSBC Holdings Plc	79,553,626
7,906,546	Millennium & Copthorne Hotels Plc	54,013,118

		217,944,993

United States — 24.2%
18,655	Alphabet Inc., Class ‘A’ (b)	14,513,777
56,778	Alphabet Inc., Class ‘C’ (b)	43,087,689
1,163,371	Amdocs Ltd.	63,485,155
1,273,024	American Capital Agency Corp.	22,074,236
527,093	Aon Plc	48,603,246
1,416	Berkshire Hathaway Inc., Class ‘A’ (b)	280,084,800
351,470	Berkshire Hathaway Inc., Class ‘B’ (b)	46,408,099
720,385	Cimarex Energy Co.	64,388,011
840,664	CVS Health Corp.	82,191,719
8,245,489	DeVry Education Group Inc. (a)	208,693,327
1,842,609	Emerson Electric Co.	88,131,988
2,887,541	Expeditors International of Washington, Inc.	130,228,099
909,678	Flowserve Corp.	38,279,250
248,761	Goldman Sachs Group, Inc.	44,834,195
1,988,254	Hewlett Packard Enterprise Co.	30,221,461
1,988,254	HP Inc.	23,540,927
2,155,055	Ingram Micro Inc., Class ‘A’	65,470,571
1,387,209	Liberty Interactive Corp. QVC Group, Series ‘A’ (b)	37,898,550
703,492	Marsh & McLennan Cos., Inc.	39,008,631
1,284,590	MasterCard Inc., Class ‘A’	125,067,682
480,014	Microsoft Corp.	26,631,177
10,538,097	News Corp., Class ‘A’	140,788,976
6,295,488	News Corp., Class ‘B’	87,885,013
946,321	Occidental Petroleum Corp.	63,980,763
4,432,917	Oracle Corp.	161,934,458
1,273,531	Symantec Corp.	26,744,151
2,974,726	Teradata Corp. (b)	78,592,261
370,062	United Technologies Corp.	35,551,856

		2,118,320,068

	TOTAL COMMON STOCKS
	(Cost — $3,924,056,108)	4,633,218,259

PREFERRED STOCKS — 1.3%

United States — 1.3%

308,858	American Capital Agency Corp., Series ‘A’, 8% due 4/5/2017 (c)	7,835,727
	Annaly Capital Management Inc.:
759,650	Series ‘C’, 7.625% due 5/16/2017 (c)	17,791,003
1,143,675	Series ‘D’, 7.5% due 9/13/2017 (c)	26,487,513

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Shares		Description	Fair Value

United States — 1.3% (continued)

469,475		Apollo Residential Mortgage Inc., Series ‘A’, 8% due 9/20/2017 (c)	$10,398,871
389,498		Capstead Mortgage Corp., Series ’E’, 7.5% due 5/13/2018 (c)	9,250,577
		CYS Investments Inc.:
161,114		Series ‘A’, 7.75% due 8/3/2017 (c)	3,691,122
495,508		Series ‘B’, 7.5% due 4/30/2018 (c)	10,950,727
754,825		Hatteras Financial Corp., Series ‘A’, 7.625% due 8/27/2017 (c)	17,685,550
390,297		MFA Financial Inc., Series ‘B’, 7.5% due 4/15/2018 (c)	9,273,457

		TOTAL PREFERRED STOCKS
		(Cost — $114,105,419)	113,364,547

Principal
Amount

CORPORATE NOTES & BONDS — 4.6%
France — 1.7%
		Wendel:
12,550,000	EUR	4.875% due 5/26/2016 (d)	13,878,574
114,950,000	EUR	4.375% due 8/9/2017	132,538,627

			146,417,201

Norway — 0.2%
29,529,629	USD	Golden Close Maritime Corp. Ltd., 9% due 10/24/2019 (d)(e)	16,241,296

South Africa — 0.5%
56,528,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	42,396,000

Switzerland — 0.2%
8,900,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	10,669,506
8,967,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	9,011,835

			19,681,341

United States — 2.0%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,333,347
9,684,000	USD	Era Group Inc., 7.75% due 12/15/2022	7,940,880
		Intelsat Jackson Holdings Ltd.:
27,362,000	USD	7.5% due 4/1/2021	23,941,750
53,268,000	USD	6.625% due 12/15/2022	34,224,690
5,704,000	USD	5.5% due 8/1/2023	4,506,160
50,122,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	23,557,340
31,600,000	USD	Joy Global Inc., 5.125% due 10/15/2021	24,768,459
370,291		MFA Financial Inc., 8% due 4/15/2042 (g)	9,542,399
28,790,000	USD	Mohawk Industries Inc., 6.125% due 1/15/2016 (h)	28,820,633
		Rowan Cos., Inc.:
10,930,000	USD	4.875% due 6/1/2022	8,048,940
4,748,000	USD	4.75% due 1/15/2024	3,382,774

			175,067,372

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $462,472,307)	399,803,210

SOVEREIGN GOVERNMENT BONDS — 2.8%
Singapore — 2.8%
		Government of Singapore:
173,322,000	SGD	3.75% due 9/1/2016	124,609,949
70,235,000	SGD	2.375% due 4/1/2017	50,490,539
49,948,000	SGD	0.5% due 4/1/2018	34,733,570
49,948,000	SGD	2.5% due 6/1/2019	36,371,613

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $271,917,800)	$246,205,671

Ounces		Description	Fair Value

COMMODITIES — 4.6%
377,727		Gold Bullion (b)	400,621,521

		TOTAL COMMODITIES
		(Cost — $509,905,594)	400,621,521

Principal
Amount

SHORT-TERM INVESTMENTS — 33.8%
Commercial Paper — 33.7%
		Abbott Laboratories:
45,000,000	USD	0.15% due 1/7/2016 (d)	44,998,512
27,000,000	USD	0.14% due 1/12/2016 (d)	26,998,245
70,000,000	USD	0.37% due 1/22/2016 (d)	69,989,690
45,000,000	USD	0.19% due 1/25/2016 (d)	44,992,375
40,000,000	USD	0.2% due 1/26/2016 (d)	39,992,893
42,800,000	USD	0.37% due 1/28/2016 (d)	42,791,744
		Air Liquide US LLC:
14,000,000	USD	0.28% due 1/29/2016 (d)	13,995,726
50,000,000	USD	0.29% due 2/3/2016 (d)	49,981,914
		Apple Inc.:
69,600,000	USD	0.13% due 1/5/2016 (d)	69,597,516
10,000,000	USD	0.13% due 1/12/2016 (d)	9,998,997
24,900,000	USD	0.15% due 1/13/2016 (d)	24,897,240
15,000,000	USD	0.29% due 1/13/2016 (d)	14,998,337
54,200,000	USD	0.15% due 1/14/2016 (d)	54,193,382
59,400,000	USD	0.29% due 1/14/2016 (d)	59,392,747
19,200,000	USD	0.17% due 1/19/2016 (d)	19,196,626
56,500,000	USD	0.19% due 1/25/2016 (d)	56,486,503
29,200,000	USD	0.32% due 1/25/2016 (d)	29,193,024
		Coca-Cola Co.:
30,000,000	USD	0.33% due 1/27/2016 (d)	29,993,768
81,300,000	USD	0.35% due 2/10/2016 (d)	81,270,648
40,700,000	USD	Consolidated Edison Co. Inc., 0.69% due 1/19/2016 (d)	40,690,699
15,900,000	USD	Devon Energy Corp., 0.6% due 1/26/2016 (d)	15,894,534
33,600,000	USD	Dover Corp., 0.3% due 1/4/2016 (d)	33,598,951
		Eaton Corp.:
3,500,000	USD	0.77% due 1/19/2016 (d)	3,499,145
43,000,000	USD	0.8% due 1/19/2016 (d)	42,989,493
34,500,000	USD	Electricité de France SA, 0.25% due 1/8/2016 (d)	34,498,467
		EMC Corp.:
24,300,000	USD	0.55% due 1/4/2016 (d)	24,299,241
60,000,000	USD	0.85% due 1/15/2016 (d)	59,991,250
43,900,000	USD	GDF Suez SA, 0.29% due 1/13/2016 (d)	43,894,658
		Google Inc.:
60,000,000	USD	0.13% due 1/13/2016 (d)	59,995,667
40,000,000	USD	0.12% due 1/19/2016 (d)	39,995,144
75,200,000	USD	0.19% due 2/2/2016 (d)	75,182,078
		Honeywell International Inc.:
19,700,000	USD	0.32% due 1/11/2016 (d)	19,698,555
19,800,000	USD	0.33% due 1/11/2016 (d)	19,798,548
25,500,000	USD	0.31% due 1/21/2016 (d)	25,495,538
49,000,000	USD	0.3% due 1/25/2016 (d)	48,989,043

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Principal
Amount		Description	Fair Value

Commercial Paper — 33.7% (continued)
21,200,000	USD	0.25% due 1/29/2016 (d)	$21,194,125
30,000,000	USD	0.28% due 2/4/2016 (d)	29,989,500
25,000,000	USD	0.38% due 2/19/2016 (d)	24,986,563
		Johnson & Johnson:
42,400,000	USD	0.3% due 1/12/2016 (d)	42,397,244
75,000,000	USD	0.18% due 1/19/2016 (d)	74,990,896
77,000,000	USD	0.32% due 1/20/2016 (d)	76,989,947
		L’Oréal USA Inc.:
30,000,000	USD	0.13% due 1/4/2016 (d)	29,999,163
34,000,000	USD	0.15% due 1/7/2016 (d)	33,998,215
40,000,000	USD	0.35% due 1/11/2016 (d)	39,996,394
28,500,000	USD	0.35% due 1/12/2016 (d)	28,497,141
35,500,000	USD	0.36% due 1/14/2016 (d)	35,495,665
20,000,000	USD	Microsoft Corp., 0.18% due 1/13/2016 (d)	19,998,556
		Procter & Gamble Co.:
76,000,000	USD	0.23% due 1/4/2016 (d)	75,998,691
62,600,000	USD	0.3% due 1/7/2016 (d)	62,597,930
38,900,000	USD	0.33% due 1/26/2016 (d)	38,893,089
		Reed Elsevier Plc:
10,300,000	USD	0.6% due 1/4/2016 (d)	10,299,564
20,800,000	USD	0.6% due 1/5/2016 (d)	20,798,882
		Roche Holdings, Inc.:
40,000,000	USD	0.14% due 1/5/2016 (d)	39,998,572
75,000,000	USD	0.13% due 1/13/2016 (d)	74,991,685
30,000,000	USD	0.32% due 1/26/2016 (d)	29,992,503
		Siemens Capital Co., LLC:
30,000,000	USD	0.32% due 1/21/2016 (d)	29,994,050
25,000,000	USD	0.52% due 3/29/2016 (d)	24,974,104
6,160,000	USD	Telstra Corp. Ltd., 0.41% due 3/15/2016 (d)	6,154,418
		Unilever Capital Corp.:
10,000,000	USD	0.4% due 2/16/2016 (d)	9,995,000
64,600,000	USD	0.47% due 3/7/2016 (d)	64,549,985
		United Healthcare Co.:
58,000,000	USD	0.52% due 1/6/2016 (d)	57,996,481
40,000,000	USD	0.49% due 1/13/2016 (d)	39,994,107
50,000,000	USD	0.51% due 1/13/2016 (d)	49,992,633
4,000,000	USD	0.69% due 1/21/2016 (d)	3,998,973
		United Parcel Service, Inc.:
50,000,000	USD	0.11% due 1/6/2016 (d)	49,998,375
50,000,000	USD	0.09% due 1/13/2016 (d)	49,995,847
50,000,000	USD	0.09% due 1/20/2016 (d)	49,992,639
50,000,000	USD	0.13% due 2/1/2016 (d)	49,987,244
38,000,000	USD	0.3% due 2/1/2016 (d)	37,990,306
25,000,000	USD	0.34% due 3/1/2016 (d)	24,985,089
		Wal-Mart Stores, Inc.:
24,300,000	USD	0.33% due 1/11/2016 (d)	24,298,589
23,300,000	USD	0.23% due 1/27/2016 (d)	23,295,684
		Walt Disney Co.:
75,100,000	USD	0.37% due 1/26/2016 (d)	75,085,030
65,900,000	USD	0.36% due 1/27/2016 (d)	65,886,309
		WEC Energy Group Inc.:
7,000,000	USD	0.8% due 1/4/2016 (d)	6,999,704

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Principal
Amount		Description	Fair Value

Commercial Paper — 33.7% (continued)
20,000,000	USD	0.68% due 1/5/2016 (d)	$19,998,925

			2,949,738,715

Investment Company — 0.1%
9,000,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.01% (i)	9,000,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,958,742,666)	2,958,738,715

		TOTAL INVESTMENTS — 100.0% (Cost — $8,241,199,894)	8,751,951,923
		Liabilities In Excess of Other Assets — (0.0)%	(3,596,749)

		TOTAL NET ASSETS — 100.0%	$8,748,355,174

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2015:
		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2015	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/04/2016	AUD	126,804,000	$92,407,492	$92,133,016	$274,476
euro	State Street Bank & Trust Co.	03/04/2016	EUR	70,237,000	72,608,971	76,441,628	(3,832,657)
Japanese yen	State Street Bank & Trust Co.	03/04/2016	JPY	19,137,800,000	156,105,285	159,415,331	(3,310,046)
South Korean won	State Street Bank & Trust Co.	01/07/2016	KRW	143,961,000,000	124,063,764	122,682,134	1,381,630

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(5,486,597)

Abbreviations used in this schedule:
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
USD	—	United States dollar

(a)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2015	ADDITIONS	REDUCTIONS	DECEMBER 31, 2015	DECEMBER 31, 2015	GAIN	INCOME*

Cosel Co., Ltd.	2,065,000	—	—	2,065,000	$18,539,483	—	$217,272
DeVry Education
Group Inc.	8,245,489	—	—	8,245,489	208,693,327	—	1,484,188
Icom Inc.	944,700	—	—	944,700	19,629,119	—	—
Miura Co., Ltd.**	5,708,800	—	3,795,800	1,913,000	—	$19,471,831	—
Net 1 U.E.P.S.
Technologies Inc.	3,559,811	—	385,915	3,173,896	42,879,335	2,285,135	—

Total					$289,741,264	$21,756,966	$1,701,460

* Dividend income is gross of withholding taxes.
** Non-affiliated at December 31, 2015.

(b)	Non-income producing investment.
(c)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Security is deemed illiquid. As of December 31, 2015, the value of these illiquid securities amounted to 0.2% of total net assets.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Senior unsecured note. The first call date is April 15, 2017.
(h)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(i)	Rate disclosed is the daily yield on December 31, 2015.

Sector Allocation (As a Percent of Total Net Assets)

Technology	13.5%
Consumer Discretionary	13.2%
Industrials	7.7%
Holding Company	5.9%
Financials	5.2%
Gold & Gold Mining	5.1%
Consumer Staples	3.9%
Health Care	3.9%
Sovereign Government Bonds	2.8%
Energy	1.8%
Telecommunication Services	1.3%
Materials	1.2%
Utilities	0.6%
Real Estate	0.1%
Short Term Investments	33.8%

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Shares	Description	Fair Value

COMMON STOCKS — 52.1%
Argentina — 0.0%
894	Nortel Inversora SA, Series ‘B’, ADR	$13,383

Australia — 0.1%
1,380,029	Programmed Maintenance Services Ltd.	2,483,899

Bermuda — 0.6%
889,026	Jardine Strategic Holdings Ltd.	24,297,081

Canada — 0.2%
2,550,856	Uranium Participation Corp. (a)	9,457,174

China — 3.0%
40,065,030	Clear Media Ltd. (b)	40,323,254
14,156,000	Digital China Holdings Ltd.	16,238,197
2,845,484	Phoenix New Media Ltd., ADR (a)	17,129,814
57,074,000	Phoenix Satellite Television Holdings Ltd.	13,403,098
110,297,000	Springland International Holdings Ltd.	25,474,884

		112,569,247

France — 11.1%
1,303,064	Alten SA	75,634,144
2,556,524	Altran Technologies SA	34,284,246
6,931,719	Bolloré SA	32,369,491
1,146,516	Bureau Veritas SA	22,913,499
534,162	CNP Assurances	7,221,426
280,964	Danone SA	19,016,424
324,238	DOM Security SA (b)	10,042,419
1,487,919	Engie SA	26,397,454
559,718	Eutelsat Communications SA	16,788,347
28,772	Financière de l’Odet SA	29,856,217
518,599	Financière Marc de Lacharrière SA	43,959,814
77,868	Robertet SA	18,870,936
5,900	Robertet SA-CI (c)	1,122,390
306,687	Séché Environnement SA	9,665,469
213,624	Sodexo SA	20,926,527
506,198	Thales SA	38,012,641
211,048	Vinci SA	13,564,136

		420,645,580

Germany — 0.7%
255,033	Siemens AG	24,743,575

Hong Kong — 3.4%
38,801,000	APT Satellite Holdings Ltd.	31,491,189
14,106,500	Asia Satellite Telecommunications Holdings Ltd.	17,710,369
3,202,773	Great Eagle Holdings Ltd.	10,455,437
1,756,715	Henderson Land Development Co. Ltd.	10,766,893
47,123,417	Hongkong & Shanghai Hotels Ltd.	52,534,671
14,130,000	Midland Holdings Ltd. (a)	5,706,660

		128,665,219

India — 0.5%
432,763	Bajaj Holdings and Investment Ltd.	10,911,270
29,719,091	South Indian Bank Ltd.	8,692,518

		19,603,788

Indonesia — 0.4%
293,703,500	PT Bank Bukopin Tbk	14,861,314

	See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Shares	Description	Fair Value

Japan — 12.8%
553,600	Arcland Sakamoto Co., Ltd.	$12,768,582
618,400	As One Corp.	23,613,822
9,928,800	Astellas Pharma Inc.	141,030,724
1,273,800	Azbil Corp.	32,621,944
62,500	The Bank of Okinawa Ltd.	2,404,581
1,309,200	Benesse Holdings Inc.	37,697,393
1,269,700	Cosel Co., Ltd.	11,399,313
373,800	Daiichikosho Co., Ltd.	14,795,772
509,700	Daiseki Co., Ltd.	8,144,329
310,000	Earth Chemical Co., Ltd.	12,708,965
2,378,400	F@N Communications, Inc.	14,569,298
821,000	Hi-Lex Corp.	23,651,569
706,000	Icom Inc.	14,669,374
98,400	Medikit Co., Ltd.	2,992,622
809,900	Miura Co., Ltd.	11,449,174
765,300	Nitto Kohki Co., Ltd.	16,337,188
273,300	Okinawa Cellular Telephone Co.	7,457,508
297,600	Sankyo Co., Ltd.	11,100,170
10,600	Secom Joshinetsu Co., Ltd.	354,191
432,175	Shingakukai Co., Ltd.	2,195,899
306,950	Shofu Inc.	3,758,574
4,500	SK Kaken Co., Ltd.	427,244
203,800	Techno Medica Co., Ltd.	4,894,166
1,029,800	Toho Co., Ltd.	28,533,282
551,500	Transcosmos Inc.	14,121,014
8,061,400	Yahoo Japan Corp.	32,762,037

		486,458,735

Malaysia — 1.9%
68,896,000	Genting Malaysia Berhad	70,284,029

Mexico — 0.1%
274,660	Corporativo Fragua, SAB de CV	3,919,616

Singapore — 1.9%
24,873,400	First Resources Ltd.	33,681,450
6,866,920	Haw Par Corp. Ltd.	40,051,787

		73,733,237

South Africa — 0.6%
1,721,369	Net 1 U.E.P.S.Technologies Inc. (a)	23,255,695

South Korea — 4.8%
81,948	Fursys Inc.	2,645,140
324,992	Hyundai Mobis Co., Ltd.	67,826,025
300,270	Kangwon Land, Inc.	9,774,415
95,250	Samsung Electronics Co., Ltd.	101,710,960

		181,956,540

Switzerland — 3.6%
17,092	APG SGA SA	6,593,073
1,321,506	Nestlé SA	97,954,860
45,362	Schindler Holding AG	7,595,715
1,271,928	UBS Group AG	24,476,857

		136,620,505

Thailand — 0.6%
29,090,700	Thaicom PCL	23,305,718

	See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Shares	Description	Fair Value

United Kingdom — 2.9%
5,104,044	Antofagasta Plc	$35,311,924
4,733,708	HSBC Holdings Plc	37,418,355
5,455,651	Millennium & Copthorne Hotels Plc	37,269,968

		110,000,247

United States — 2.9%
3,967,096	News Corp., Class ‘A’	53,000,403
4,008,967	News Corp., Class ‘B’	55,965,179

		108,965,582

	TOTAL COMMON STOCKS
	(Cost — $1,807,091,446)	1,975,840,164

Principal
Amount

CORPORATE NOTES & BONDS — 4.9%
France — 1.6%
		Wendel:
16,750,000	EUR	4.875% due 5/26/2016 (d)	18,523,196
36,350,000	EUR	4.375% due 8/9/2017	41,911,954

			60,435,150

Norway — 0.9%
14,200,000	USD	Golden Close Maritime Corp. Ltd., 9% due 10/24/2019 (c)(d)	7,810,000
		Stolt-Nielsen Ltd.:
107,500,000	NOK	5.95% due 6/22/2016 (c)(e)	12,250,517
77,500,000	NOK	5.92% due 3/19/2018 (c)(e)	8,930,538
62,000,000	NOK	6.16% due 9/4/2019 (c)(e)	7,126,843

			36,117,898

Singapore — 0.3%
7,750,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (f)	5,764,811
8,250,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (f)	6,034,329

			11,799,140

South Africa — 0.5%
23,118,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	17,338,500

Switzerland — 0.3%
4,500,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	5,394,694
4,488,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	4,510,440

			9,905,134

United Kingdom — 0.2%
12,136,000	USD	Avanti Communications Group Plc, 10% due 10/1/2019 (c)(d)	9,557,100

United States — 1.1%
		Intelsat Jackson Holdings Ltd.:
11,591,000	USD	7.5% due 4/1/2021	10,142,125
22,426,000	USD	6.625% due 12/15/2022	14,408,705
2,415,000	USD	5.5% due 8/1/2023	1,907,850
21,216,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	9,971,520
		Rowan Cos., Inc.:
4,580,000	USD	4.875% due 6/1/2022	3,372,749

		See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Principal
Amount		Description	Fair Value

United States — 1.1% (continued)
1,990,000	USD	4.75% due 1/15/2024	$1,417,801

			41,220,750

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $232,104,208)	186,373,672

SOVEREIGN GOVERNMENT BONDS — 3.8%
Singapore — 3.8%
		Government of Singapore:
13,110,000	SGD	1.125% due 4/1/2016	9,252,541
77,990,000	SGD	3.75% due 9/1/2016	56,070,954
54,771,000	SGD	2.375% due 4/1/2017	39,373,778
26,781,000	SGD	0.5% due 4/1/2018	18,623,363
26,781,000	SGD	2.5% due 6/1/2019	19,501,645

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $157,597,195)	142,822,281

Ounces

COMMODITIES — 4.9%
176,313		Gold Bullion (a)	186,999,599

		TOTAL COMMODITIES
		(Cost — $236,315,543)	186,999,599

Principal
Amount

SHORT-TERM INVESTMENTS — 34.0%

Commercial Paper — 32.2%
		Abbott Laboratories:
50,000,000	USD	0.36% due 1/6/2016 (d)	49,998,625
15,000,000	USD	0.15% due 1/7/2016 (d)	14,999,504
6,600,000	USD	Air Liquide US LLC, 0.26% due 1/15/2016 (d)	6,599,038
		Apple Inc.:
44,800,000	USD	0.15% due 1/14/2016 (d)	44,794,529
50,000,000	USD	0.17% due 1/19/2016 (d)	49,991,212
17,500,000	USD	0.19% due 1/25/2016 (d)	17,495,819
		Coca-Cola Co.:
50,000,000	USD	0.29% due 1/12/2016 (d)	49,996,250
7,000,000	USD	0.3% due 1/20/2016 (d)	6,998,969
20,000,000	USD	0.33% due 1/27/2016 (d)	19,995,845
50,000,000	USD	0.35% due 2/10/2016 (d)	49,981,948
		Consolidated Edison Co. Inc.:
6,300,000	USD	0.69% due 1/19/2016 (d)	6,298,560
25,000,000	USD	0.72% due 1/25/2016 (d)	24,992,292
3,900,000	USD	0.72% due 1/26/2016 (d)	3,898,744
9,100,000	USD	Devon Energy Corp., 0.6% due 1/26/2016 (d)	9,096,872
		Eaton Corp.:
41,700,000	USD	0.77% due 1/19/2016 (d)	41,689,810
30,000,000	USD	0.8% due 1/19/2016 (d)	29,992,669
33,800,000	USD	Electricité de France SA, 0.25% due 1/8/2016 (d)	33,798,498
15,000,000	USD	EMC Corp., 0.85% due 1/15/2016 (d)	14,997,813
		Google Inc.:
35,000,000	USD	0.16% due 1/6/2016 (d)	34,999,037
40,000,000	USD	0.13% due 1/13/2016 (d)	39,997,111
11,800,000	USD	0.19% due 2/2/2016 (d)	11,797,188

		See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Principal
Amount		Description	Fair Value

Commercial Paper — 32.2% (continued)
		Honeywell International Inc.:
40,000,000	USD	0.33% due 1/11/2016 (d)	$39,997,067
24,500,000	USD	0.31% due 1/21/2016 (d)	24,495,712
10,900,000	USD	0.3% due 1/25/2016 (d)	10,897,563
15,000,000	USD	0.28% due 2/4/2016 (d)	14,994,750
		Johnson & Johnson:
15,000,000	USD	0.3% due 1/12/2016 (d)	14,999,025
50,000,000	USD	0.3% due 1/13/2016 (d)	49,996,389
50,000,000	USD	0.18% due 1/19/2016 (d)	49,993,930
		Procter & Gamble Co.:
37,400,000	USD	0.3% due 1/7/2016 (d)	37,398,764
46,000,000	USD	0.33% due 1/26/2016 (d)	45,991,827
14,700,000	USD	Reed Elsevier Plc, 0.6% due 1/4/2016 (d)	14,699,378
54,600,000	USD	Roche Holdings, Inc., 0.3% due 1/13/2016 (d)	54,593,947
22,900,000	USD	Siemens Capital Co., LLC, 0.32% due 1/21/2016 (d)	22,895,458
800,000	USD	Telstra Corp. Ltd., 0.4% due 2/22/2016 (d)	799,522
		Unilever Capital Corp.:
40,000,000	USD	0.4% due 2/16/2016 (d)	39,979,999
35,400,000	USD	0.47% due 3/7/2016 (d)	35,372,593
		United Healthcare Co.:
5,900,000	USD	0.65% due 1/5/2016 (d)	5,899,707
36,000,000	USD	0.52% due 1/6/2016 (d)	35,997,816
50,000,000	USD	0.51% due 1/13/2016 (d)	49,992,633
		United Parcel Service, Inc.:
18,000,000	USD	0.12% due 1/4/2016 (d)	17,999,630
26,500,000	USD	0.3% due 2/1/2016 (d)	26,493,240
20,000,000	USD	Wal-Mart Stores, Inc., 0.23% due 1/27/2016 (d)	19,996,295
20,400,000	USD	Walt Disney Co., 0.36% due 1/27/2016 (d)	20,395,762
		WEC Energy Group Inc.:
10,200,000	USD	0.73% due 1/5/2016 (d)	10,199,452
13,400,000	USD	0.8% due 1/5/2016 (d)	13,399,280

Investment Company — 1.8%			1,219,890,072

69,500,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.01% (g)	69,500,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,289,370,548)	1,289,390,072

		TOTAL INVESTMENTS — 99.7% (Cost — $3,722,478,940)	3,781,425,788
		Other Assets In Excess of Liabilities — 0.3%	11,586,432

		TOTAL NET ASSETS — 100.0%	$3,793,012,220

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2015:
		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2015	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/04/2016	AUD	61,698,000	$ 44,960,015	$ 44,828,419	$ 131,596
euro	State Street Bank & Trust Co.	03/04/2016	EUR	48,945,000	50,790,041	53,268,726	(2,478,685)
Japanese yen	State Street Bank & Trust Co.	03/04/2016	JPY	20,457,000,000	166,901,498	170,404,092	(3,502,594)
South Korean won	State Street Bank & Trust Co.	01/07/2016	KRW	65,309,000,000	56,281,024	55,655,681	625,343

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(5,224,340)

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2015

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
SGD	—	Singapore dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2015	ADDITIONS	REDUCTIONS	DECEMBER 31, 2015	DECEMBER 31, 2015	GAIN/(LOSS)	INCOME*

Clear Media Ltd.	40,065,030	—	—	40,065,030	$ 40,323,254	—	—
DOM Security SA	324,238	—	—	324,238	10,042,419	—	—

Total					$ 50,365,673	—	—

* Dividend income is gross of withholding taxes.

(c)	Security is deemed illiquid. As of December 31, 2015, the value of these illiquid securities amounted to 1.2% of total net assets.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(f)	Fixed to float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Rate disclosed is the daily yield on December 31, 2015.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	15.8%
Technology	10.2%
Industrials	6.9%
Health Care	5.7%
Gold & Gold Mining	5.4%
Financials	5.2%
Consumer Staples	4.1%
Sovereign Government Bonds	3.8%
Telecommunication Services	3.3%
Holding Company	2.2%
Materials	2.1%
Utilities	0.7%
Energy	0.3%
Short-Term Investments	34.0%
Other^	0.3%
^ Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs as of December 31, 2015.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Notes to Schedules of Investments (unaudited)	IVA Funds

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$1,114,090,334	$1,400,807,857	—	$2,514,898,191
United States	2,118,320,068	—	—	2,118,320,068
Preferred stocks	109,673,425	3,691,122	—	113,364,547
Corporate notes & bonds	9,542,399	390,260,811	—	399,803,210
Sovereign government bonds	—	246,205,671	—	246,205,671
Commodities	400,621,521	—	—	400,621,521
Short-term investments	9,000,000	2,949,738,715	—	2,958,738,715
Unrealized appreciation on
open forward foreign
currency contracts	—	1,381,630	—	1,381,630

Total assets	$3,761,247,747	$4,992,085,806	—	$8,753,333,553

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(6,868,227)	—	$(6,868,227)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, the Worldwide Fund had transfers of $1,071,210,999 from Level 2 to Level 1 as a result of the Fund using last sale prices. At December 31, 2015, the Worldwide Fund had transfers of $3,691,122 from Level 1 to Level 2 as a result of the use of quoted prices in the absence of last sale prices. For the period ended December 31, 2015 and the year ended September 30, 2015, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

Notes to Schedules of Investments (unaudited)	IVA Funds

	Quoted Prices in
	Active Markets		Significant
	for Identical	Other Significant	Unobservable
	Investments	Observable Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$953,562,935	$913,311,647	—	$1,866,874,582
United States	108,965,582	—	—	108,965,582
Corporate notes & bonds	—	186,373,672	—	186,373,672
Sovereign government bonds	—	142,822,281	—	142,822,281
Commodities	186,999,599	—	—	186,999,599
Short-term investments	69,500,000	1,219,890,072	—	1,289,390,072
Unrealized appreciation on
open forward foreign
currency contracts	—	625,343	—	625,343

Total assets	$1,319,028,116	$2,463,023,015	—	$3,782,051,131

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(5,849,683)	—	$(5,849,683)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, the International Fund had transfers of $903,706,869 from Level 2 to Level 1 as a result of the Fund using last sale prices. For the period ended December 31, 2015 and the year ended September 30, 2015, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of December 31, 2015.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$8,241,199,894	$3,722,478,940

Gross unrealized appreciation	$1,071,181,800	$357,570,009

Gross unrealized depreciation	$(560,429,771)	$(298,623,161)

Net unrealized appreciation	$510,752,029	$58,946,848

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2015, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2015, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2015.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$1,381,630
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(6,868,227)

Total		$(5,486,597)

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$625,343
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(5,849,683)

Total		$(5,224,340)

During the period ended December 31, 2015, the Worldwide Fund had average notional values of $621,866,192 on forward foreign currency contracts to sell.

During the period ended December 31, 2015, the International Fund had average notional values of $422,755,057 on forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)         Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 29, 2016

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 29, 2016